Note 13 - Long-term Debt (Details Textual) $ in Thousands, € in Millions					12 Months Ended
	Apr. 28, 2023 USD ($)	May 27, 2022 USD ($)	Jul. 28, 2021 USD ($)	May 17, 2018 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Jul. 28, 2021 EUR (€)
Line of Credit Facility, Remaining Borrowing Capacity					$ 557,594	$ 759,358
Letters of Credit Outstanding, Amount					$ 12,365	$ 13,532
The 1.52% 2031 Notes [Member]
Debt Instrument, Term (Year)			10 years
Debt Instrument, Face Amount | €							€ 125
Debt Instrument, Interest Rate, Stated Percentage			1.52%				1.52%
The 3.02% 2031 Notes [Member]
Debt Instrument, Term (Year)			10 years
Debt Instrument, Face Amount			$ 150,000
Debt Instrument, Interest Rate, Stated Percentage			3.02%				3.02%
Senior Unsecured Notes [Member]
Debt Instrument, Term (Year)				10 years
Debt Instrument, Face Amount | €				€ 210
Debt Instrument, Interest Rate, Stated Percentage				2.23%
Revolving Credit Facility [Member] | Extended Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,750,000	$ 1,500,000
Line of Credit Facility, Increase (Decrease), Net	$ 250,000
Debt Instrument, Term (Year)		5 years
Debt, Weighted Average Interest Rate					4.10%	6.60%
Revolving Credit Facility [Member] | Extended Credit Facility [Member] | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate		1.125%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage					0.11%
Revolving Credit Facility [Member] | Extended Credit Facility [Member] | Maximum [Member]
Debt Instrument, Basis Spread on Variable Rate		2.50%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage					0.35%